Information concerning the Group's Consolidated Operations	6 Months Ended
Jun. 30, 2026
Text block1 [abstract]
Information concerning the Group's Consolidated Operations

Note 4. Information concerning the Group’s Consolidated Operations

4.1 Revenues and other income

4.1.1 For the six-month period ended June 30

Revenues by nature

	For the six-month period ended June 30,
	2025	2026
	$ in thousands
Collaboration agreements	26,869	10,669
Licenses	417	200
Products & services	94	137
Total revenues	27,380	11,006

Revenues by country of origin and other income

	For the six-month period ended June 30,
	2025	2026
	$ in thousands
From France	27,380	11,006
Revenues	27,380	11,006
Research tax credit subsidy	2,842	3,446
Other subsidies and other	-	-
Other income	2,842	3,446
Total revenues and other income	30,222	14,452

Revenues were $11.0 million for the six-month period ended June 30, 2026, primarily reflecting the recognition of $10.7 million related to performance obligations satisfied under the Research Plans of the AZ JRCA with AZ Ireland, compared with $26.9 million recognized during the corresponding period in 2025. The $16.4 million decrease in revenues was primarily driven by the level of activities performed under the Research Plans during the period.

Revenue recognized in respect of each Research Plan with AZ Ireland has been estimated in accordance with the provisions set out in Note 2.3. We have estimated the progress of our performance obligation on the basis of costs incurred to date compared with total budgeted costs for each Research Plan. We applied a percentage of completion thus obtained to the total transaction price allocated to each Research Plan, excluding variable remuneration for which it is not highly probable that a significant reversal will not occur. As of June 30, 2026, the transaction price allocated to each Research Plan excluding variable remuneration for which it is not highly probable that a significant reversal will not occur, corresponds to the development milestone already achieved, the amount of rechargeable costs in accordance with the agreement, and the share of upfront payments allocated to each Research Plan.

The $0.6 million increase in other income between the six-month periods ended June 30, 2025 and 2026 was primarily attributable to a higher research tax credit resulting from increased eligible R&D expenses, as well as favorable foreign exchange effects.

4.1.2 For the three-month period ended June 30

Revenues by nature

	For the three-month period ended June 30,
	2025	2026
	$ in thousands
Collaboration agreements	16,572	5,043
Licenses	123	127
Products & services	29	59
Total revenues	16,725	5,229

Revenues by country of origin and other income

	For the three-month period ended June 30,
	2025	2026
	$ in thousands
From France	16,725	5,229
Revenues	16,725	5,229
Research tax credit	1,505	1,675
Subsidies and other	(36)	-
Other income	1,469	1,675
Total revenues and other income	18,193	6,904

4.2 Operating expenses

4.2.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Research and development expenses	2025	2026

Wages and salaries	(17,485)	(20,377)
Social charges on stock option grants	(286)	(726)
Non-cash stock-based compensation expense	(1,536)	(2,678)
Personnel expenses	(19,307)	(23,781)
Purchases and external expenses	(16,071)	(19,758)
Depreciation and amortization expenses (incl. right of use amortization)	(9,229)	(8,232)
Other	(405)	(393)
Total research and development expenses	(45,012)	(52,165)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2025	2026

Wages and salaries	(3,277)	(3,723)
Social charges on stock option grants	(154)	(322)
Non-cash stock-based compensation expense	(722)	(1,274)
Personnel expenses	(4,153)	(5,319)
Purchases and external expenses	(4,440)	(4,675)
Depreciation and amortization expenses (incl. right of use amortization)	(718)	(715)
Other	(469)	(620)
Total selling, general and administrative expenses	(9,780)	(11,329)

	For the six-month period ended June 30,
Personnel expenses	2025	2026

Wages and salaries	(20,763)	(24,100)
Social charges on stock option grants	(439)	(1,048)
Non-cash stock-based compensation expense	(2,258)	(3,952)
Total personnel expenses	(23,460)	(29,101)

	For the six-month period ended June 30,
	2025	2026

Other operating income	804	353

During the six-month period ended June 30, 2026, research and development expenses increased by $7.2 million compared with the corresponding period in 2025. This increase was primarily driven by (i) a $4.5 million increase in personnel expenses, reflecting changes in our R&D headcount and higher stock-based compensation expense associated with awards granted in 2026, whose grant-date fair value increased due to a higher underlying share price, and (ii) a $3.7 million increase in purchases and external expenses, mainly attributable to higher clinical development costs related to our BALLI-01 and NATHALI-01 studies. These increases were partially offset by a $1.0 million decrease in depreciation and amortization expenses, primarily attributable to the expiration in January 2026 of the contractual lease term for equipment at our Raleigh manufacturing facility.

Over the same period, selling, general and administrative expenses increased by $1.5 million mainly due to higher stock-based compensation expense resulting from awards granted in 2026, whose grant-date fair value increased due to a higher underlying share price.

4.2.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Research and development expenses	2025	2026

Wages and salaries	(8,821)	(9,041)
Social charges on stock option grants	(35)	10
Non-cash stock-based compensation expense	(885)	(1,550)
Personnel expenses	(9,741)	(10,581)
Purchases and external expenses	(8,493)	(10,171)
Depreciation and amortization expenses (incl. right of use amortization)	(4,652)	(4,055)
Other	(194)	(169)
Total research and development expenses	(23,080)	(24,976)
	-	-
	For the three-month period ended June 30,
Selling, general and administrative expenses	2025	2026

Wages and salaries	(1,650)	(1,994)
Social charges on stock option grants	(14)	(16)
Non-cash stock-based compensation expense	(398)	(739)
Personnel expenses	(2,061)	(2,749)
Purchases and external expenses	(2,425)	(2,355)
Depreciation and amortization expenses (incl. right of use amortization)	(365)	(357)
Other	(227)	(277)
Total selling, general and administrative expenses	(5,078)	(5,739)
	-	-
	For the three-month period ended June 30,
Personnel expenses	2025	2026

Wages and salaries	(10,471)	(11,036)
Social charges on stock option grants	(49)	(5)
Non-cash stock-based compensation expense	(1,282)	(2,289)
Total personnel expenses	(11,802)	(13,330)
	-	-
	For the three-month period ended June 30,
	2025	2026

Other operating income (expenses)	378	290

For the three-month period ended June 30, 2026, research and development expenses increased by $1.9 million compared with the corresponding period in 2025. This increase was primarily driven by (i) a $1.7 million increase in purchases and external expenses, and (ii) a $0.8 million increase in personnel expenses mainly attributable to higher stock-based compensation expense associated with awards granted in 2026, whose grant-date fair value increased due to a higher underlying share price. These increases were partially offset by a $0.6 million decrease in depreciation and amortization expenses, primarily attributable to the expiration in January 2026 of the contractual lease term for equipment at our Raleigh manufacturing facility.

Over the same period, selling, general and administrative expenses increased by $0.7 million mainly due to higher stock-based compensation expense resulting from awards granted in 2026, whose grant-date fair value increased due to higher underlying share price.

4.3 Financial income and expenses

4.3.1 For the six-month period ended June 30

	For the six-month period ended June 30,
Financial income and expenses	2025	2026

Interest income from cash, cash equivalents and financial assets	5,107	3,391
Foreign exchange gains	4,705	4,256
Gain on fair value measurement	1,766	8,761
Other financial income	-	159
Financial income	11,578	16,568
Interest on financial liabilities	(2,802)	(3,118)
Foreign exchange losses	(25,527)	(2,708)
Loss on fair value measurement	(182)	(437)
Interest on lease liabilities	(1,164)	(823)
Other financial expenses	-	(305)
Financial expenses	(29,675)	(7,392)
Net financial gain (loss)	(18,098)	9,176

Between the six-month periods ended June 30, 2025 and 2026, the net financial gain (loss) improved by $27.3 million, from a net financial loss of $18.1 million to a net financial gain of $9.2 million, due to a $5.0 million increase in financial income and a $22.3 million decrease in financial expenses.

The $5.0 million increase in financial income was primarily attributable to (i) a $7.0 million increase in non-cash gains recognized from fair value measurements, mainly reflecting an $8.7 million gain on the fair value measurement of the Tranche A, B and C warrants issued to the European Investment Bank ("EIB") (see note 12) in the six months ended June 30, 2026, compared with a $1.2 million gain in the same period in 2025, partially offset by (ii) a $1.7 million decrease in interest income earned on cash, cash equivalents and financial assets, and (iii) a $0.4 million decrease in foreign exchange gains.

The $22.3 million decrease in financial expenses was primarily attributable to a $22.8 million decrease in foreign exchange losses, mainly resulting from the appreciation of the US dollar against the euro.

4.3.2 For the three-month period ended June 30

	For the three-month period ended June 30,
Financial income and expenses	2025	2026

Interest income from cash, cash equivalents and financial assets	2,195	1,546
Foreign exchange gains	3,351	912
Gain on fair value measurement	-	2,255
Other financial income	-	26
Financial income	5,545	4,739
Interest on financial liabilities	(1,500)	(1,603)
Foreign exchange losses	(17,358)	(998)
Loss on fair value measurement	(282)	-
Interest on lease liabilities	(556)	(410)
Other financial expenses	-	(1)
Financial expenses	(19,695)	(3,011)
Net financial gain (loss)	(14,150)	1,727

The $0.8 million decrease in financial income between the three-month periods ended June 30, 2025 and 2026 was mainly attributable to a $2.4 million decrease in foreign exchange gains and a $0.6 million decrease in interest income from cash, cash equivalents and financial assets, partially offset by a $2.3 million gain recognized from the fair value measurement of the Tranche A, B and C warrants issued to the European Investment Bank ("EIB") (see note 12).

The $16.7 million decrease in financial expenses over the same period was mainly attributable to a $16.4 million decrease in foreign exchange losses, primarily resulting from the appreciation of the US dollar against the euro.

4.4 Income tax

4.4.1 For the six-month period ended June 30

	For the six-month period ended June 30,
	2025	2026
Income tax	0	(72)

The income tax for the six-month period ended June 30 is calculated by applying the estimated effective tax rate for the fiscal year to pre-tax net income or loss for the six-month period ended June 30.

The effective income tax rate for the six-month period ended June 30, 2026 is -0.2%, compared with 0.0% for the six-month period ended June 30, 2025.

4.4.2 For the three-month period ended June 30

	For the three-month period ended June 30,
	2025	2026
Income tax	0	(25)